UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F
FILED ON MAY 12, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL
TREATMENT FOR WHICH CONFIDENTIAL TREATMENT WAS DENIED ON OCTOBER 31, 2000

Report for the Calendar Year or Quarter Ended:  03/31/00
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Check here if Amendment [ X ]; Amendment Number:  1
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   This Amendment (Check only one.):  [   ] is a restatement.
                                      [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ballentine Capital Management, Inc.
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Address:   10 Avon Meadow Lane
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           Avon, CT, 06001
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Form 13F File Number:		28-2599
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven W. Ballentine
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Title:     President & CEO
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Phone:     (860) 676-1830
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Signature, Place, and Date of Signing:


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:        6
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Form 13F Information Table Value Total:       $ 178,050
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                                                (thousands)


List of Other Included Managers:			NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Power Conversion      COM              029066107     7289   170000 SH       SOLE                   170000
CMS Energy                     COM              125896100     7750   427600 SH       SOLE                   427600
DCH Techonolgy Inc             COM              233092105     4338   482000 SH       SOLE                   482000
Energy East Corporation        COM              29226M109    15509   782800 SH       SOLE                   782800
IdaCorp, Inc.                  COM              451380109    13493   388300 SH       SOLE                   388300
Montana Power Co               COM              612085100   129670  2026100 SH       SOLE                  2026100